Accounts Receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Accounts Receivable, net

5.    Accounts Receivable, net

	As of December 31,
	2020	2021
Accounts receivable, gross	12,904	34,345
Less: allowance for doubtful accounts	(588)	(1,644)
Total Accounts receivable, net	12,316	32,701

The Group recorded the allowance for doubtful accounts of US$366, US$278, US$1,030 for the years ended December 31, 2019, 2020 and 2021, respectively.